Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Total operating lease expenses	$ 8,870	$ 9,972	$ 13,022
Lease commencement date		Nov. 30, 2023
Lease expiration date		Nov. 29, 2026
New term operating lease commencement date		May 10, 2026
New term operating lease expiration date		May 09, 2029
Initial lease commencement date		May 10, 2026
Initial lease expiration date		Nov. 29, 2026
Operating lease payment	$ 9,241	$ 7,629	$ 7,684